Non-Current Liabilities - Provisions - Summary of Non-Current Liabilities - Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Non-current provisions [abstract]
Long service leave		$ 10
Total non-current provisions	$ 0	$ 10